Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2026	December 31, 2025
Construction in progress	$7,197,431	$8,386,394
Machinery	176,170,583	172,767,448
Building	85,250,223	83,343,942
Leasehold improvement	6,060,439	6,060,439
Office equipment	4,955,074	4,121,355
Vehicle	597,148	401,024
Total property and equipment	280,230,898	275,080,602
Less: accumulated depreciation	(66,851,646)	(54,432,453)
Total property and equipment, net	$213,379,252	$220,648,149